Goodwill and other intangible assets (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite Lived Intangible Assets
Gross carrying amount	$ 5,302	$ 5,041
Accumulated amortization	(2,005)	(1,540)
Net carrying amount	3,297	3,501
Additions to intangible assets other than goodwill	300	1,658
Intangible assets other than goodwill related to business combinations
Amount acquired	206	1,583
Weighted-average useful life	7 years	15 years
Amortization expense
Amortization expense of intangible assets other than goodwill	476	449	335
Future amortization expense of intangible assets
2014	466
2015	403
2016	356
2017	266
2018	219
Thereafter	1,587
Total	3,297
Capitalized software for internal use
Finite Lived Intangible Assets
Gross carrying amount	767	688
Accumulated amortization	(618)	(533)
Net carrying amount	149	155
Additions to intangible assets other than goodwill	66	71
Amortization expense
Amortization expense of intangible assets other than goodwill	81	79	87
Capitalized software for sale
Finite Lived Intangible Assets
Gross carrying amount	432	401
Accumulated amortization	(384)	(346)
Net carrying amount	48	55
Additions to intangible assets other than goodwill	26
Amortization expense
Amortization expense of intangible assets other than goodwill	34	38	48
Intangibles other than software:
Amortization expense
Amortization expense of intangible assets other than goodwill	361	332	200
Intangibles other than software: Customer-related
Finite Lived Intangible Assets
Gross carrying amount	2,773	2,733
Accumulated amortization	(481)	(319)
Net carrying amount	2,292	2,414
Additions to intangible assets other than goodwill	82	1,204
Intangible assets other than goodwill related to business combinations
Amount acquired	82	1,200
Weighted-average useful life	11 years	18 years
Intangibles other than software: Technology-related
Finite Lived Intangible Assets
Gross carrying amount	867	768
Accumulated amortization	(374)	(240)
Net carrying amount	493	528
Additions to intangible assets other than goodwill	110	222
Intangible assets other than goodwill related to business combinations
Amount acquired	108	222
Weighted-average useful life	4 years	5 years
Intangibles other than software: Marketing-related
Finite Lived Intangible Assets
Gross carrying amount	400	378
Accumulated amortization	(99)	(59)
Net carrying amount	301	319
Additions to intangible assets other than goodwill	16	161
Intangible assets other than goodwill related to business combinations
Amount acquired	16	161
Weighted-average useful life	10 years	10 years
Intangibles other than software: Other
Finite Lived Intangible Assets
Gross carrying amount	63	73
Accumulated amortization	(49)	(43)
Net carrying amount	$ 14	$ 30